SHARE OPTIONS AND WARRANTS - Options and warrants number and exercise price (Details) Unit_Standard_pure_vTTdROVdLketMCJNiTuabA in Thousands, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2022 £ / shares	Dec. 31, 2022 EquityInstruments	Dec. 31, 2022	Dec. 31, 2021 EquityInstruments £ / shares
SHARE OPTIONS AND WARRANTS
Outstanding at the beginning | EquityInstruments		17,689		42,202
Granted | EquityInstruments		5,220		10,698
Exercised | EquityInstruments		(1,593)		(34,351)
Lapsed | EquityInstruments		(2,618)		(860)
Outstanding at the end		18,698	18,698	17,689
Exercisable at the end		11,345	11,345	7,596
Outstanding at the beginning	£ 0.81			£ 0.13
Granted	0.50			1.63
Exercised	0.07			0.12
Lapsed	0.89			0.95
Outstanding at the end	0.68			0.81
Exercisable at the end	£ 0.61			£ 0.26